UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 82.2%
	Shares	Value
ARGENTINA — 0.1%
Cresud ADR *	86,326	$889,158

AUSTRALIA — 4.4%
Newcrest Mining, Ltd.	2,621,515	28,305,772

BRAZIL — 1.4%
BrasilAgro ADR *	22,123	63,272
BrasilAgro *	533,900	1,689,299
Centrais Eletricas Brasileiras ADR	2,242,274	5,157,230
SLC Agricola	396,200	2,111,491

		9,021,292

CANADA — 27.7%
Banro Corp. *	4,576,000	648,210
Barrick Gold Corp.	1,448,140	18,507,229
Cameco Corp.	1,967,954	27,590,715
Centerra Gold, Inc.	1,010,537	6,059,882
Dundee Bancorp, Inc. *	617,548	5,841,605
Dundee Precious Metals, Inc. *	1,991,089	5,609,584
Eastern Platinum, Ltd. *	3,347,622	4,004,396
Gabriel Resources, Ltd. *	8,461,603	5,060,847
Ivanhoe Mines, Ltd. *	6,028,940	3,605,882
Kinross Gold Corp. *	4,119,448	13,964,929
Kirkland Lake Gold, Inc. *	544,055	1,930,973
Lundin Gold, Inc. *	5,304,030	16,738,145
Niko Resources, Ltd. *	4,003,432	771,890
Northern Dynasty Minerals *	4,824,257	2,122,673
Novagold Resources, Inc. *	2,487,534	9,278,502
Silver Standard Resources, Inc. *	964,567	5,951,378
Sprott, Inc.	5,030,925	11,085,693
Tahoe Resources	390,436	5,327,898
Turquoise Hill Resources, Ltd. *	4,572,867	13,169,857
Uranium Participation Corp. *	5,069,265	21,702,055

		178,972,343

CHILE — 0.4%
Sociedad Quimica y Minera de Chile ADR	110,761	2,642,757

CHINA — 4.3%
China Mobile Ltd.	244,000	3,198,471
China Yurun Food Group, Ltd. *	31,179,000	11,986,185
Guangshen Railway Co., Ltd.	16,371,003	8,466,465
Nam Tai Property	404,144	1,960,098
NVC Lighting Holding Ltd. (A)	19,225,203	2,194,743

		27,805,962

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — 2.2%
Areva SA *	549,746	$6,085,373
Electricite de France	305,846	8,291,134

		14,376,507

HONG KONG — 0.7%
Guoco Group, Ltd.	244,000	2,878,442
Luks Group Vietnam Holdings Co., Ltd.	4,299,000	1,325,363

		4,203,805

ITALY — 1.5%
ERG	555,723	6,625,020
Telecom Italia	3,561,847	3,363,678

		9,988,698

JAPAN — 11.4%
Bit-isle, Inc.	1,921,000	8,234,233
Japan Digital Laboratory Co., Ltd.	201,500	2,786,841
Japan Steel Works, Ltd.	5,451,315	21,806,322
Kamigumi Co., Ltd.	290,000	2,897,982
Kurita Water Industries, Ltd.	227,900	4,855,065
Mitsubishi Corp.	286,500	4,998,054
Mitsui & Co., Ltd.	727,600	9,258,537
Organo Corp.	1,511,000	6,095,783
Sanshin Electronics Co., Ltd.	407,600	2,779,459
West Japan Railway Co.	195,000	10,029,566

		73,741,842

LEBANON — 0.4%
Solidere GDR * (B)	54,774	599,228
Solidere GDR *	173,981	1,922,490

		2,521,718

POLAND — 0.8%
Kernel Holding *	639,639	5,372,038

RUSSIA — 13.9%
Etalon Group GDR	1,503,111	3,156,533
Federal Grid Unified Energy System JSC GDR (B)	7,379,666	2,613,878
Federal Grid Unified Energy System JSC *	20,655,268,670	14,917,235
Gazprom OAO ADR	4,822,815	19,359,223
Lukoil OAO ADR	98,685	3,880,232
Mobile Telesystems *	1,317,722	4,163,390
Moscow Exchange MICEX OAO *	4,227,290	4,291,665
Protek *	3,903,505	2,298,510
RusHydro JSC ADR	18,629,354	14,083,791
Sberbank of Russia ADR	4,406,267	16,238,905
Yandex, Cl A *	309,325	4,605,849

		89,609,211

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2015
(Unaudited)

COMMON STOCK — continued
		Shares/ Face Amount/ Number of Warrants	Value
SINGAPORE — 1.9%
Golden Agri-Resources		40,558,500	$12,581,410

SOUTH AFRICA — 1.1%
Impala Platinum Holdings		1,044,828	6,778,969

SOUTH KOREA — 1.2%
KT Corp. *		52,739	1,435,908
KT Corp. ADR		457,369	6,147,039

			7,582,947

UKRAINE — 2.1%
Astarta Holding NV *		469,117	3,147,056
MHP GDR (B)		44,627	424,786
MHP GDR		1,015,840	9,680,955

			13,252,797

UNITED STATES — 6.7%
Layne Christensen Co. *		533,996	4,320,028
Peabody Energy Corp.		2,926,958	18,234,948
SkyWest, Inc.		1,367,099	17,157,093
Tsakos Energy Navigation, Ltd. *		475,638	3,281,902

			42,993,971

TOTAL COMMON STOCK (Cost $696,820,483)			530,641,197

PREFERRED STOCK — 1.8%

BRAZIL — 1.8%
Centrais Eletricas Brasileiras (Cost $22,105,885)		5,087,200	11,640,886

CONVERTIBLE BONDS — 1.4%

CANADA — 1.4%
Gabriel Resources, Ltd.
8.000%, 06/30/19	CAD	11,758,000	8,605,446

INDIA — 0.0%
REI Agro, Ltd.
5.500% (B) (C)		$723,000	36,150
TOTAL CONVERTIBLE BONDS (Cost $11,566,862)			8,641,596

WARRANTS — 0.7%

CANADA — 0.7%
Gabriel Resources, Ltd., Expires 06/30/19 *		4,679,684	773,380
Northern Dynasty Minerals, Expires 05/01/15 *		8,496,132	3,811,124

TOTAL WARRANTS (Cost $3,154,985)			4,584,504

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2015
(Unaudited)

RIGHTS — 0.0%
	Number of Rights/Shares	Value

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19 * (Cost $—)	11,758	$—

SHORT-TERM INVESTMENT — 13.6%
SEI Daily Income Trust, Government Fund, Class A, 0.020% (D) (Cost $87,881,533)	87,881,533	87,881,533

TOTAL INVESTMENTS — 99.7% (Cost $821,529,748)†		643,389,716
Other Assets and Liabilities, Net — 0.3%		2,050,046

NET ASSETS — 100.0%		$645,439,762

*	Non-income producing security.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2015 was $2,194,743 and represented 0.3% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	The rate reported is the 7-day effective yield as of January 31, 2015.
†	At January 31, 2015, the tax basis cost of the Fund’s investments was $821,529,748, and the unrealized appreciation and depreciation were $26,353,204 and $(204,493,236), respectively.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

The list of inputs used to value the Fund’s net assets as of January 31, 2015 is as follows:

Investments in Securities	Level 1	Level 2‡	Level 3(1)	Total
Common Stock
Argentina	$889,158	$—	$—	$889,158
Australia	—	28,305,772	—	28,305,772
Brazil	9,021,292	—	—	9,021,292
Canada	178,972,343	—	—	178,972,343
Chile	2,642,757	—	—	2,642,757
China	1,960,098	23,651,121	2,194,743	27,805,962
France	6,085,373	8,291,134	—	14,376,507
Hong Kong	1,325,363	2,878,442	—	4,203,805
Italy	6,625,020	3,363,678	—	9,988,698
Japan	8,234,233	65,507,609	—	73,741,842
Lebanon	2,521,718	—	—	2,521,718
Poland	—	5,372,038	—	5,372,038
Russia	50,130,851	39,478,360	—	89,609,211
Singapore	—	12,581,410	—	12,581,410
South Africa	—	6,778,969	—	6,778,969
South Korea	6,147,039	1,435,908	—	7,582,947
Ukraine	9,680,955	3,571,842	—	13,252,842
United States	42,993,971	—	—	42,993,971

Total Common Stock	327,230,171	203,016,283	2,194,743	532,441,197
Preferred Stock	11,640,886	—	—	11,640,886
Convertible Bonds	—	8,641,596	—	8,641,596
Warrants	3,811,124	773,380	—	4,584,504
Rights	—	—	—	—
Short-Term Investment	87,881,533	—	—	87,881,533

Total Investments in Securities	$430,563,714	$210,631,259	$2,194,743	$643,389,716

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2015
(Unaudited)

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2015, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

KGI-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015